SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Revenue Expected to be Recognized in Future Periods) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Total	$ 9,012
Maintenance and services [Member]
Second half of 2018	1,668
2019	3,342
2020	2,148
2021	934
2022	505
2023	415
Total	$ 9,012